Other non-current assets	12 Months Ended
Dec. 31, 2025
Other non-current assets.
Other non-current assets

Note 8. Other non-current assets

	December 31,	December 31,	December 31,
(in thousands of euros)	2023	2024	2025
Long‑term deposit accounts	9,000	—	115
Advance payments – non-current	1,047	1,047	1,047
Security deposits	8	—	—
Other non‑current assets	10,055	1,047	1,162

As of December 31, 2025, December 31, 2024, and December 31, 2023, non-current advance payments to suppliers amounted to €1.0 million, corresponding to the advance paid under the CRO contract with PRA (see Note 26 – Commitments related to operational activities).

As of December 31, 2024, the decrease of the long-term deposit accounts was related to the closing of the €9.0 million two-year deposit forward contract in July 2024.

As of December 31, 2023, other non - current assets totaled €10.1 million, mainly comprising €9.0 million of long-term deposit accounts, including a two-year deposit forward contract, and €1.0 million of non - current advance payments.